UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/14

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds 94.9%
Alabama 1.1%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,524,366
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,831,000
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	5,600,000	6,199,648
Series B, 5.00%, 1/01/38	3,500,000	3,839,255
Series B, 5.00%, 1/01/43	8,000,000	8,708,960
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	18,500,000	20,842,100
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,296,950
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured,
5.00%, 3/01/31	2,370,000	2,504,853
Pre-Refunded, 5.00%, 3/01/31	3,880,000	4,167,741
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,348,300
University of Alabama General Revenue, Series A,
NATL Insured, Pre-Refunded, 5.00%, 7/01/29	4,315,000	4,328,722
NATL Insured, Pre-Refunded, 5.00%, 7/01/34	4,365,000	4,378,095
XLCA Insured, 5.00%, 7/01/28	5,000,000	5,384,450
XLCA Insured, 5.00%, 7/01/32	5,500,000	5,812,180
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC Insured, 5.00%,
12/01/36	11,570,000	12,175,342
		117,341,962
Alaska 0.6%
Alaska State HFC Revenue, General Housing Purpose, Series A, FGIC Insured, Pre-Refunded, 5.00%,
12/01/29	4,000,000	4,062,480
12/01/30	3,500,000	3,554,670
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%,
10/01/40	10,000,000	10,719,300
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,114,739
Series C, 5.00%, 10/01/33	12,565,000	13,470,560
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	20,000,000	23,638,800
		60,560,549
Arizona 2.6%
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,035,331
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,836,300
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,169,135
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,283,900
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,387,030
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,780,392
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	25,327,920
senior lien, Series A, 5.00%, 7/01/33	28,000,000	30,317,280
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
RE, FGIC Insured, 5.50%,
7/01/32	6,000,000	7,494,780
7/01/34	5,000,000	6,259,750
7/01/35	9,860,000	12,344,720
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	23,827,014
7/01/34	10,000,000	11,161,900
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,706,200
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31	8,900,000	9,447,706
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	22,500,000	23,742,900
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	10,968,500
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%,
1/01/38	10,000,000	10,743,300

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)

University Medical Center Corp. Hospital Revenue, Tucson, 5.00%, 7/01/35	7,000,000	7,086,310
		286,920,368
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,395,089
11/01/42	9,360,000	10,165,241
		13,560,330
California 13.0%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	27,751,440
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	10,758,417
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	21,579,000
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	23,355,337
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	16,146,900
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	35,140,500
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,896,705
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	33,883,019
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%,
7/01/40	24,525,000	26,648,865
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	542,613
5.90%, 4/01/23	1,200,000	1,211,772
5.00%, 10/01/29	15,000,000	17,028,150
6.00%, 4/01/38	100,000,000	117,548,000
6.00%, 11/01/39	25,000,000	29,894,500
5.25%, 11/01/40	50,000,000	56,598,500
FGIC Insured, 6.00%, 5/01/20	850,000	861,305
Refunding, 5.25%, 3/01/30	30,000,000	34,467,900
Refunding, 6.00%, 3/01/33	12,000,000	14,682,000
Refunding, 5.25%, 3/01/38	20,000,000	21,947,000
Refunding, 5.50%, 3/01/40	25,000,000	28,321,750
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,091,350
11/01/38	8,000,000	9,419,760
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,229,282
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27	3,980,000	4,709,494
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29	5,000,000	5,868,600
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,080,260
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,712,770
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,927,944
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,395,913
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,434,700
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,512,750
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,484,300
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	15,000,000	16,493,250
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,466,675
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,464,793
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	8,918,285
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,
5.75%, 1/15/46	25,000,000	28,161,000
6.00%, 1/15/49	20,000,000	22,866,200
zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	12,260,400
zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	10,355,251
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed, Refunding, Series A,
AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,491,999
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series
D, zero cpn., 8/01/39	45,000,000	9,020,700
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, zero cpn.,
8/01/35	10,500,000	2,469,285
8/01/40	10,000,000	1,538,300

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
8/01/41	13,590,000	1,919,859
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	34,133,100
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	27,648,167
Series D, 5.00%, 5/15/40	50,000,000	54,655,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,936,800
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	31,000,045
Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	57,157,869
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	11,164,710
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,892,400
Series KRY, 5.25%, 7/01/34	36,625,000	41,370,501
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	16,452,875
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	966,487
8/01/32	7,830,000	3,479,495
8/01/33	7,660,000	3,223,788
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%, 8/01/32	24,490,000	27,456,963
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	6,053,191
Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	7,124,000
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,305,062
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,063,700
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	11,112,800
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	51,071,500
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,742,380
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	5,000,000	4,853,400
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	12,111,200
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	5,725,000	3,416,451
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	40,000,000	23,550,000
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/35	10,000,000	3,834,100
8/01/36	18,865,000	6,777,629
8/01/37	10,000,000	3,391,000
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	27,939,250
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	11,446,144
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,278,280
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	5,379,000
8/01/30	20,845,000	10,574,460
8/01/31	20,000,000	9,563,800
8/01/32	10,730,000	4,835,796
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	6,519,200
		1,418,037,836
Colorado 2.2%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,985,400
8/01/36	41,235,000	44,346,181
8/01/39	26,930,000	28,641,132
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,557,400
NATL RE, FGIC Insured, 5.00%, 3/01/37	1,700,000	1,794,758
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	9,260,144
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	10,000,000	11,292,800
11/01/29	5,000,000	5,612,600
Colorado State Health Facilities Authority Revenue,
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,577,100
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,272,800
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,332,500
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	7,335,000	8,376,350
Pre -Refunded, 5.50%, 11/01/27	2,665,000	3,154,161

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Colorado Water Resources and Power Development Authority Water Resources Revenue, Arapahoe County Water and
Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,426,700
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,440,368
Mesa State College Auxiliary Facilities System Enterprise Revenue, XLCA Insured, Pre-Refunded, 5.00%, 5/15/35	9,950,000	10,324,916
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and Improvement, Assured
Guaranty, 6.25%, 12/01/30	6,000,000	6,769,680
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	26,189,600
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,332,800
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, 5.375%, 6/01/32	3,500,000	4,054,295
		244,741,685
District of Columbia 2.8%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,493,660
2/01/25	7,000,000	7,209,580
2/01/26	9,950,000	10,231,784
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	23,620,000	25,481,492
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,329,000
Series A, 5.25%, 12/01/34	11,000,000	12,616,450
Series C, 4.00%, 12/01/37	8,900,000	9,121,432
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,117,350
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,205,100
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter,
4/01/32	15,370,000	13,575,552
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	20,749,600
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,650,684
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	17,968,442
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,445,175
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	35,000,000	38,756,900
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,662,300
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Refunding, Series A, 6.00%, 10/01/35	8,000,000	9,269,680
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,667,400
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,455,250
Refunding, Series C, 5.25%, 10/01/27	10,745,000	12,259,615
Series A, 5.00%, 10/01/39	5,000,000	5,414,750
Series C, 5.00%, 10/01/26	10,235,000	11,562,377
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	27,699,750
		303,943,323
Florida 6.9%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, 7.00%, 4/01/39	6,500,000	7,403,240
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,652,881
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,830,392
Cape Coral Water and Sewer Revenue,
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,205,950
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	23,015,485
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,281,600
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	27,255,060
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,305,900
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,582,500
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,474,110
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	22,707,650
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, zero cpn., 10/01/23	4,950,000	3,181,662
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,792,870
Pre-Refunded, zero cpn., 10/01/23	50,000	35,871
Pre-Refunded, zero cpn., 10/01/24	30,000	20,327
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,106,678
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,214,700
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,470,400
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,553,845

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	17,650,000	19,464,067
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	17,996,015
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,814,472
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,245,254
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, 5.00%,
10/01/35	10,645,000	10,821,388
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,060,072
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,513,400
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,986,700
Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,929,370
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, 5.50%, 4/01/38	12,500,000	13,295,250
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,984,300
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,902,021
Series A, 5.00%, 7/01/40	30,265,000	32,086,953
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,836,200
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/30	10,630,000	10,837,604
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	10,915,800
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,013,400
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,025,600
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,561,650
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,981,860
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,559,335
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	19,706,782
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,654,000
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	20,000,000	21,694,200
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,075,700
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured
Guaranty, 5.50%, 11/01/38	18,490,000	19,317,797
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,391,300
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,738,360
Series C, 5.00%, 7/01/40	15,000,000	16,173,900
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/28	10,000,000	11,627,400
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,066,015
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,266,490
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/28	10,000,000	10,384,300
5.00%, 5/01/36	12,500,000	13,160,125
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,334,193
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	32,479,335
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	6,030,862
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,219,800
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,303,446
		746,545,837
Georgia 3.4%
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	16,426,615
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,428,100
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series J, AGMC Insured, Pre-Refunded, 5.00%,
1/01/29	10,000,000	10,196,500
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%,
1/01/24	6,385,000	7,023,117
1/01/25	6,955,000	7,660,307
1/01/26	5,000,000	5,497,450
1/01/27	5,000,000	5,531,500
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.25%, 11/01/34	20,000,000	23,964,600
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,049,500
Series A, NATL Insured, 5.00%, 11/01/33	5,720,000	5,734,529
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project,
5.00%, 7/01/33	5,000,000	5,254,600

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
5.25%, 7/01/38	10,000,000	10,610,800
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four
LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,106,523
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,920,100
Series E, 7.00%, 1/01/23	25,000,000	28,685,250
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,276,750
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC
Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,575,674
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC
Project, 6.00%, 7/01/34	10,000,000	11,427,400
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,963,798
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,589,100
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,041,600
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,261,350
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	11,008,935
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured,
5.00%, 3/01/32	1,805,000	1,946,692
Pre-Refunded, 5.00%, 3/01/32	4,270,000	4,763,954
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,849,800
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,298,500
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,077,600
Series A, 5.00%, 10/01/43	10,000,000	11,257,700
Series C, 5.25%, 9/01/39	21,000,000	23,448,180
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer Research Center LLC Project,
Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,062,850
		370,939,374
Hawaii 0.5%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary Projects,
6.50%, 7/01/39	7,500,000	8,604,075
Hawaii State GO, Series EE, 4.00%, 11/01/32	7,000,000	7,314,650
Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A, NATL Insured, 5.00%,
7/01/36	20,000,000	21,181,600
Honolulu City and County GO, ETM, 6.00%, 12/01/14	150,000	152,826
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,080,000	1,082,095
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%, 7/01/38	10,000,000	10,861,700
		49,196,946
Idaho 0.1%
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,395,125

Illinois 5.9%
Aurora Waterworks and Sewerage Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,789,227
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	6,298,690
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	2,030,920
Radian Insured, 5.125%, 11/01/37	5,000,000	5,064,300
Chicago Board of Education GO,
Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	17,195,253
Series A, 5.50%, 12/01/39	6,500,000	6,728,930
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,176,915
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,152,341
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	27,225,900
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,419,670
Chicago O'Hare International Airport Revenue, General, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,739,250
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	13,797,687
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,805,190
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,838,900
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	19,988,280
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	10,452,400
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,324,296

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,480,511
South Suburban Hospital, ETM, 7.00%, 2/15/18	2,160,000	2,372,177
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	48,379,500
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,171,360
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	15,934,389
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	30,262,708
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,512,650
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,891,450
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.75%, 11/01/28	2,500,000	2,718,625
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.25%, 11/01/35	3,000,000	3,141,120
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,722,700
Sherman Health Systems, Series A, 5.50%, 8/01/37	5,000,000	5,462,100
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,010,800
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,967,375
Illinois State GO,
5.25%, 7/01/30	16,915,000	17,912,985
5.50%, 7/01/33	5,000,000	5,370,900
5.50%, 7/01/38	20,000,000	21,302,200
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,235,800
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,351,800
Refunding, 5.00%, 1/01/24	12,820,000	13,752,655
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/35	20,000,000	20,835,200
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,622,850
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	11,090,008
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	8,240,000	9,120,609
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	6,000,000	6,631,800
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17,
5.65% thereafter, 6/15/22	30,000,000	29,566,500
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	16,123,950
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	12,000,000	16,068,840
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,254,950
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,946,920
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	720,000	850,363
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured,
zero cpn.,
12/01/24	3,850,000	2,514,474
12/01/26	7,700,000	4,531,065
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,172,430
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,401,200
Series A, 5.75%, 4/01/38	7,000,000	7,950,810
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,612,384
		640,276,307
Indiana 1.4%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	5,220,000	5,287,756
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	10,107,180
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/27	6,500,000	7,024,940
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%,
8/01/39	10,000,000	11,077,400
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, 6.75%, 3/01/39	9,750,000	11,273,925
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,673,500
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	32,875,800
Series A, 5.00%, 10/01/37	5,000,000	5,524,150
Series A, 5.25%, 10/01/38	12,000,000	13,310,520
Series A, 4.00%, 10/01/42	22,615,000	22,425,034
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,502,200
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, Assured Guaranty, 5.00%,
1/01/35	10,000,000	10,949,100
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,413,800

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)

University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,313,560
		155,758,865
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,925,125
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,262,200
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,423,800
		15,611,125
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,632,875
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/14	6,860,000	6,856,090
8/15/16	7,005,000	6,759,125
8/15/17	7,115,000	6,690,946
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Refunding, Series B,
NATL Insured, zero cpn., 10/01/18	8,585,000	7,714,309
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,191,080
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	10,000,000	10,864,500
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	17,347,800
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,183,750
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,607,145
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,521,710
		98,369,330
Louisiana 1.9%
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,624,000
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,850,609
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30	5,055,000	5,193,608
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured
Guaranty, 5.50%, 10/01/35	6,000,000	6,634,560
Louisiana Local Government Environmental Facilities and CDA Revenue, Bossier City Public Improvement Projects, AMBAC
Insured, 5.00%, 11/01/32	6,730,000	7,285,023
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, 6.75%, 7/01/39	10,000,000	11,375,600
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%,
11/01/30	10,000,000	10,818,200
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,127,715
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,708,670
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,497,400
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,800,900
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Series B, 5.00%, 5/01/45	13,690,000	15,062,422
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	32,151,232
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, 5.00%,
7/01/36	6,230,000	6,496,333
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	42,429,825
		210,056,097
Maine 0.3%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	12,700,000	13,738,733
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,661,400
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,050,800
Series A, NATL Insured, 5.00%, 7/01/32	540,000	541,453
		29,992,386
Maryland 0.7%
Baltimore Project Revenue,
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,605,000

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,125,200
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,791,050
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%, 6/01/33	15,000,000	15,732,000
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,949,250
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,600,450
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,163,110
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,421,250
Western Maryland Health System Issue, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	20,001,376
		79,388,686
Massachusetts 2.8%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A, 5.25%, 7/01/34	27,630,000	31,264,726
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,247,200
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B,
5.00%, 1/01/37	31,000,000	32,941,530
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,878,516
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street Redevelopment, Series A, NATL
Insured, 5.125%, 8/01/28	6,735,000	6,739,176
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,056,900
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,480,600
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	12,715,000	13,978,490
Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,644,400
Series H, Assured Guaranty, 6.35%, 1/01/30	4,660,000	4,979,210
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,939,300
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,684,600
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,354,700
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	21,282,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,288,088
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,873,613
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,613,830
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,856,576
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,104,608
AMBAC Insured, 4.50%, 8/15/35	30,000,000	31,425,900
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/35	12,795,000	13,250,502
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,657
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	450,000	451,620
University of Massachusetts Building Authority ProjectRevenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	22,580,200
		306,142,542
Michigan 3.4%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,
5/01/30	1,245,000	1,339,097
5/01/33	1,500,000	1,587,630
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	24,011,775
[a]Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,300,539
[a]Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	12,022,440
[a]Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,423,200
senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	10,100,800
senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	32,701,261
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	17,574,121
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	22,646,930
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,355,600
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,617,485
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	22,925,811
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	10,082,063
Series H, 5.125%, 10/15/33	12,500,000	13,648,875
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,675,600

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	31,756,935
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,621,928
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,085,459
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,662,495
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,197,300
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,175,990
5.50%, 11/01/25	1,000,000	1,140,930
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	423,484
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, 6.00%, 6/01/29	4,000,000	4,534,840
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,477,500
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	10,975,100
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding,
Series KT, 5.625%, 7/01/20	7,000,000	8,214,920
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	42,680,000	35,509,760
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series W, 6.375%, 8/01/29	10,000,000	11,608,300
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	25,808,800
Wayne State University Revenue, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,332,250
		369,539,218
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,858,670
6.75%, 11/15/32	6,250,000	7,309,937
Western Minnesota Municipal Power Agency Revenue, Series A, 5.00%, 1/01/46	5,000,000	5,554,150
		25,722,757
Mississippi 0.6%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	45,000,000	45,017,100
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	12,003,400
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,343,228
		61,363,728
Missouri 0.4%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	16,218,600
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,434,980
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	13,447,720
		44,101,300
Nebraska 1.7%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,413,558
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,722,850
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	26,342,510
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	9,093,070
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%,
7/01/33	12,000,000	12,906,480
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
4/01/39	5,000,000	5,500,800
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	31,325,700
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,643,320
Omaha Public Power District Revenue, Electric System, Series C, 5.00%, 2/01/39	23,305,000	25,205,989
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A, AMBAC Insured, 5.00%,
2/01/30	12,165,000	12,710,235
University of Nebraska Revenue,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,249,600
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,530,050
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,233,200
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,543,650
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,449,950

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)

University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,384,100
		180,255,062
Nevada 0.3%
Clark County School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,909,500
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,650,700
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	6,015,000	6,039,421
		33,599,621
New Hampshire 0.2%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	4,818,000	4,822,673
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital Issue, Refunding, 5.25%,
6/01/26	1,000,000	1,017,650
6/01/36	1,100,000	1,105,027
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire Catholic Charities Issue,
5.80%, 8/01/22	970,000	970,786
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,449,475
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,329,550
		25,695,161
New Jersey 3.2%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,382,670
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,040,300
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,015,900
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	16,260,300
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,937,940
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,117,720
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	20,568,800
School Facilities, Series U, 5.00%, 9/01/37	7,715,000	8,021,749
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	16,204,761
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A, 5.25%, 10/01/38	10,000,000	10,666,900
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
6/15/25	20,305,000	22,795,814
6/15/26	8,000,000	8,938,720
6/15/27	4,000,000	4,453,920
6/15/28	2,000,000	2,209,680
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	3,300,000	3,501,234
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	39,505,000	46,071,916
Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	24,886,464
Series B, 5.25%, 6/15/36	10,000,000	10,905,900
Series D, 5.25%, 12/15/23	50,000,000	57,969,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	10,000,000	10,291,500
Series E, 5.25%, 1/01/40	13,925,000	15,196,631
		344,438,319
New York 7.6%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,443,125
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	6,968,640
5.25%, 11/15/29	4,000,000	4,628,400
5.25%, 11/15/30	3,000,000	3,459,960
5.00%, 11/15/34	15,000,000	16,569,300
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,449,450
Series A, 5.00%, 11/15/37	25,000,000	26,388,500
Series A, 5.00%, 11/15/38	11,800,000	12,820,346
Series C, 6.50%, 11/15/28	15,000,000	17,814,750
Series D, 5.00%, 11/15/34	10,000,000	10,867,700
Series D, 5.00%, 11/15/36	9,500,000	10,376,185
Sub Series A-1, 5.00%, 11/15/40	30,000,000	32,500,800
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,661
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,919,200

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,439,300
Fiscal 2013, Series F, Sub Series F-1, 5.00%, 3/01/30	20,000,000	22,663,800
Series F, 5.25%, 1/15/23	5,000	5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,851,100
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,914,600
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	72,719,621
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,032,500
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,165,800
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,186,640
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,378,200
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	23,367,400
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,343,923
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,628,861
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	38,391,850
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	5,901,868
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	16,694,700
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	16,951,950
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,438,500
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	27,713,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	27,651,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,878,885
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	46,462,800
5.50%, 10/01/37	24,995,000	29,775,044
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,990,000
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges, Series C, 6.00%,
7/01/31	23,215,000	26,867,416
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,704,900
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	95,000	95,251
6.125%, 11/01/20	240,000	240,466
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,299,800
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,550,300
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,317,200
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,671,400
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,
Series A, 5.25%, 11/15/38	25,000,000	27,758,250
Series A-2, 5.25%, 11/15/34	7,500,000	8,373,525
		830,812,884
North Carolina 2.3%
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,015,780
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,893,490
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,421,866
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,545,975
Refunding, Series B, 6.25%, 1/01/23	39,030,000	48,984,992
Series A, 5.50%, 1/01/26	4,500,000	5,002,155
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project, FHA Insured, Pre-Refunded,
4.75%, 9/01/24	6,970,000	6,993,140
North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,
5/01/23	20,000,000	23,402,800
5/01/24	5,500,000	6,401,945
5/01/25	5,750,000	6,684,318
5/01/26	20,000,000	23,213,600
5/01/27	4,500,000	5,204,385
5/01/28	4,250,000	4,894,215
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	11,528,750
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	6,569,550
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	6,310,117

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,610,625
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,617,711
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	14,430,435
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,062,521
		253,788,370
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,706,397
Refunding, 5.50%, 12/01/20	8,870,000	9,724,802
Refunding, 5.50%, 12/01/24	13,945,000	14,893,120
		33,324,319
Ohio 2.8%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,302,900
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,500,000	23,902,425
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,014,262
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,413,250
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,940,600
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,
7/01/37	6,000,000	6,923,820
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,420,680
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	22,674,670
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,492,040
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,419,960
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	23,890,000	25,140,403
Pre-Refunded, 5.00%, 1/15/37	5,480,000	6,075,512
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
12/01/31	8,000,000	8,379,840
12/01/36	13,725,000	14,288,686
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,302,300
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,458,970
Ohio State GO, Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,376,500
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	26,365,150
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,049,700
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16,
Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,015,820
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,119,280
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,058,600
		305,135,368
Oregon 0.8%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,588,850
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 4.50%, 11/15/32	30,000,000	31,614,300
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,
8/01/26	3,340,000	3,497,949
8/01/26	3,290,000	3,447,295
8/01/27	3,505,000	3,670,751
8/01/27	3,450,000	3,614,945
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	27,296,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,629,145
		91,359,485
Pennsylvania 2.6%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,438,207
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,979,952
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	5,785,560
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,576,100
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,318,350
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	20,000,000	21,348,200
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,500,000	14,057,625

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding, NATL Insured, 5.00%,
4/01/33	13,225,000	13,849,881
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,650,100
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,249,990
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	21,324,200
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,655,400
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,735,800
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,308,600
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,009,850
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,238,600
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems,
Refunding, Series A, FHA Insured,
5.30%, 1/01/18	770,000	772,510
5.35%, 1/01/23	5,690,000	5,707,980
5.375%, 1/01/28	3,700,000	3,705,476
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,233,725
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured, 5.00%,
4/15/29	10,965,000	11,092,962
4/15/30	12,000,000	12,133,440
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	27,184,000
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,105,660
5.00%, 1/01/26	5,000,000	5,452,800
5.00%, 1/01/27	1,750,000	1,901,673
5.25%, 1/01/32	5,000,000	5,420,050
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue,
Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	19,306,620
		279,543,311
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%, 8/01/30	7,990,000	8,234,654
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	19,105,601
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,254
Series 10-A, 6.50%, 10/01/22	220,000	220,238
Series 10-A, 6.50%, 4/01/27	130,000	130,153
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,672,837
7/01/30	14,965,000	15,125,425
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue,
Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,056,330
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New England Institute of
Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,249,354
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Educational and General
Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,343,500
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,224,750
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	12,440,000	12,897,668
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,086,584
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,585,000	11,619,578
		132,121,926
South Carolina 1.6%
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District Project, Pre-Refunded,
5.25%, 12/01/30	8,000,000	8,532,080
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%,
12/01/28	7,500,000	8,170,500
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina
Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,311,059
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, Pre-Refunded,
5.00%, 12/01/26	12,300,000	12,492,126
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage, Series A, NATL Insured, Pre-
Refunded, 5.00%, 8/15/31	10,910,000	10,924,728
Newberry Investing in Children's Education Installment Revenue, Newberry County School District Project, 5.00%, 12/01/30	4,000,000	4,172,840
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,841,700

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase, School District of Beaufort
County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,758,496
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase, Chesterfield County
School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,927,200
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase, School District of Colleton
County Project, Assured Guaranty, 5.00%,
12/01/25	3,340,000	3,563,012
12/01/26	4,000,000	4,253,960
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%,
12/01/25	18,900,000	20,363,238
12/01/31	10,000,000	10,665,400
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,451,280
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,233,880
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,577,000
South Carolina State Public Service Authority Revenue, Refunding,
Series A, 5.50%, 1/01/38	7,500,000	8,449,575
Series B, 5.25%, 1/01/34	6,000,000	6,647,100
University of South Carolina Higher Education Revenue, Special Moore School Business Project, 5.00%, 5/01/32	11,490,000	12,914,071
		171,249,245
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,248,560
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,229,620
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,312,900
Sanford Health, 5.00%, 11/01/27	2,355,000	2,488,670
Sanford Health, 5.00%, 11/01/40	12,945,000	13,266,683
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,332,333
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,458,430
		42,337,196
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	17,500,000	18,373,775
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%, 7/01/40	5,000,000	5,573,500
		23,947,275
Texas 8.7%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,816,882
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,818,365
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,220,809
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,169,100
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,169,600
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, 5.00%, 6/15/37	20,000,000	21,215,000
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	10,720,100
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	15,786,820
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,414,720
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,456,820
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	13,610,381
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	15,261,366
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	20,421,085
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	30,786,726
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,193,700
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,579,500
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,269,700
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,991,622
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,693,694
Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,310,620
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,817,732
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	6,953,400
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	17,047,125
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	10,775,293

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	10,796,300
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,491,396
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,593,550
5.00%, 12/01/43	5,000,000	5,381,600
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,676,400
7/01/39	30,850,000	34,961,071
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,091,400
Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	11,701,600
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,189,988
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,650,575
Lower Colorado River Authority Revenue, Improvement, Refunding, Series A, NATL Insured, 5.00%, 5/15/26	55,000	55,117
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	16,638,602
Series A, 5.00%, 5/15/36	10,000,000	10,895,800
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Refunding and Improvement,
6.25%, 2/15/37	5,000,000	5,516,050
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,746,923
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,334,700
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,706,600
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	29,522,880
5.50%, 12/15/38	25,000,000	27,970,000
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter,
1/01/43	25,000,000	29,629,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,249,025
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,409,700
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	22,093,500
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,415,375
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	38,981,250
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,550,400
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	33,318,900
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,733,760
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,168,031
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	10,954,900
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/34	9,000,000	9,049,320
9/15/42	41,000,000	39,718,750
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,360,500
10/01/37	3,000,000	3,166,980
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,000,850
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children's Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,338,700
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,815,343
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC
Insured, ETM, 6.00%, 9/01/24	4,000,000	4,828,880
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,074,100
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	665,155
Texas State GO, Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,900,060
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,216,545
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	10,929,600
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31	43,500,000	15,751,350
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	6,813,327
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,314,312
		948,868,575
Utah 1.4%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,297,050
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	13,950,000	15,444,742
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30	5,730,000	5,933,129

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,229,450
6/01/38	5,000,000	5,187,900
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	24,534,208
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,338,000
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	10,408,857
Utah State Transit Authority Sales Tax Revenue, Series A,
5.25%, 6/15/38	13,185,000	14,670,554
AGMC Insured, 5.00%, 6/15/36	33,000,000	36,465,990
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,893,477
		147,403,357
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured, 5.00%, 10/01/30	12,210,000	12,646,019
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	5,746,400
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,142,500
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,074,900
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,694,623
		64,304,442
Virginia 0.3%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	11,711,320
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,128,340
Norfolk Parking System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 2/01/27	5,000,000	5,118,450
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series A, 5.00%, 11/01/39	12,355,000	13,578,021
		36,536,131
Washington 2.8%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A, 5.00%, 11/01/34	11,405,000	12,639,135
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,586,565
6/01/39	16,250,000	18,443,262
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	18,500,000	18,791,930
King County GO, Sewer Revenues, 5.125%, 1/01/33	10,000,000	11,365,700
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,323,150
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,866,688
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,836,300
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,622,450
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	14,530,000	14,698,548
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	49,162,368
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 6.75%, 7/01/29	5,000,000	5,702,250
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,281,275
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	18,537,538
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,591,270
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,750,440
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,009,045
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	9,750,000	10,164,083
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,795,000
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	274,940
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,738,500
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	16,724,160
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,
5.375%, 10/01/29	3,000,000	3,324,270
5.875%, 10/01/34	6,000,000	6,778,260
		303,007,127
West Virginia 0.5%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,194,490
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,345,940
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,473,340
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,620,400

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
West Virginia University Revenue, Improvement, West Virginia University Projects, Series C, NATL RE, FGIC Insured, Pre-
Refunded, 5.00%, 10/01/34	10,000,000	10,075,400
		55,709,570
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	12,661,635
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	29,778,469
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,450,173
Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,614,045
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	3,765,783
Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,333,266
Marquette University, Series B-3, 5.00%, 10/01/33	1,750,000	1,883,052
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,586,880
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,220,560
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,245,600
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,418,600
		84,958,063
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,083,550

U.S. Territories 2.6%
Puerto Rico 2.5%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	15,410,000	15,463,164
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	67,570,080
5.50%, 7/01/36	7,000,000	7,695,310
[a]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	9,296,906
Series XX, 5.25%, 7/01/40	15,000,000	7,275,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	530,000	446,721
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	2,296,177
Series N, 5.00%, 7/01/37	20,000,000	13,356,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	9,665,040
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	17,039,500
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	18,190,870
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	28,417,200
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	16,962,975
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	35,822,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	21,587,470
Senior Series C, 5.25%, 8/01/40	7,150,000	5,734,729
		276,819,542
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	5,750,000	6,190,393

Total U.S. Territories		283,009,935
Total Municipal Bonds before Short Term Investments (Cost $9,544,466,933)		10,339,993,968
Short Term Investments 0.3%
Municipal Bonds 0.3%
Georgia 0.2%
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.05%, 7/01/49	19,400,000	19,400,000
Louisiana 0.1%
[b]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project,
Refunding, Series D, Daily VRDN and Put, 0.07%, 7/01/28	10,000,000	10,000,000

Total Short Term Investments (Cost $29,400,000)		29,400,000

Franklin Federal Tax-Free Income Fund

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments (Cost $9,573,866,933) 95.2%	10,369,393,968
Other Assets, less Liabilities 4.8%	523,080,282
Net Assets 100.0%	$10,892,474,250

a At July 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corp.
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,578,071,652

Unrealized appreciation	$891,907,263
Unrealized depreciation	(100,584,947)
Net unrealized appreciation (depreciation)	$791,322,316

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 25, 2014